Note 11 - Convertible Notes - Convertible Notes (Details) - Convertible Debt [Member] - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt	$ 6,330,519	$ 6,224,325	$ 5,143,647
Less: current portion	5,492,639	5,185,412	3,597,760
Long-term portion loans payable - related party	837,880	1,038,913	1,545,887
Convertible Notes 1[Member]
Long-term Debt	778,712	850,519	809,755
Convertible Notes 2 [Member]
Long-term Debt	$ 5,551,807	$ 5,373,806	$ 4,333,892